UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund-Money Market Portfolio
Schedule of Investments
March 31, 2005

	Yield*	Maturity Date	Amount ($000)	Market Value ($000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.7%)

Federal Home Loan Bank**	2.535%	4/15/2005	$30,000	$29,971
Federal Home Loan Mortgage Corp.**	2.597%	4/26/2005	10,000	9,982
Federal Home Loan Mortgage Corp.**	2.739%	5/24/2005	7,500	7,470
Federal Home Loan Mortgage Corp.**	2.840%	6/6/2005	1,274	1,267
Federal Home Loan Mortgage Corp.**	2.840%	6/7/2005	1,706	1,697
Federal Home Loan Mortgage Corp.**	2.977%	6/8/2005	1,050	1,044
Federal Home Loan Mortgage Corp.**	3.009%	6/13/2005	1,000	994
Federal Home Loan Mortgage Corp.**	2.891%	6/14/2005	15,000	14,912
Federal Home Loan Mortgage Corp.**	2.991%	6/21/2005	3,750	3,725
Federal Home Loan Mortgage Corp.**	3.003%	6/28/2005	10,000	9,927
Federal National Mortgage Assn.**	2.586%	4/15/2005	1,350	1,349
Federal National Mortgage Assn.**	2.587%	4/20/2005	10,000	9,986
Federal National Mortgage Assn.**	2.607%	4/27/2005	10,000	9,981
Federal National Mortgage Assn.**	2.618%	4/29/2005	3,802	3,794
Federal National Mortgage Assn.**	2.668%	5/11/2005	10,000	9,971
U.S. Treasury Bill	2.486%	5/5/2005	10,000	9,977

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $126,047)				126,047

COMMERCIAL PAPER (42.7%)

Finance--Automobiles (2.6%)
DaimlerChrysler Rev. Auto Conduit LLC	2.622%	4/4/2005	6,000	5,999
DaimlerChrysler Rev. Auto Conduit LLC	2.830%	4/29/2005	3,000	2,993
DaimlerChrysler Rev. Auto Conduit LLC	2.793%	5/6/2005	5,000	4,986
DaimlerChrysler Rev. Auto Conduit LLC	2.793%	5/9/2005	3,000	2,991
Toyota Motor Credit	2.678%	5/2/2005 (1)	3,000	2,993
Toyota Motor Credit	2.860%	5/31/2005 (1)	2,250	2,239

				22,201

Finance--Other (15.2%)
CRC Funding, LLC	2.843%-2.853%	5/10/2005 (1)	8,000	7,975
General Electric Capital Corp.	2.688%	5/4/2005	10,000	9,976
General Electric Capital Corp.	2.728%	5/11/2005	10,000	9,970
GovCo Inc.	2.566%	4/12/2005 (1)	8,500	8,493
GovCo Inc.	2.829%	5/19/2005 (1)	400	399
IXIS Corp.	2.593%	4/5/2005 (1)	1,000	1,000
IXIS Corp.	2.637%	4/22/2005 (1)	5,400	5,392
IXIS Corp.	2.766%	5/11/2005 (1)	5,000	4,985
IXIS Corp.	2.779%	5/18/2005 (1)	2,800	2,790
IXIS Corp.	2.837%	5/23/2005 (1)	7,000	6,971
KFW International Finance Inc.	2.635%	4/14/2005 (1)	1,400	1,399
KFW International Finance Inc.	2.733%	5/4/2005 (1)	2,000	1,995
KFW International Finance Inc.	2.854%	5/17/2005 (1)	3,500	3,487
KFW International Finance Inc.	2.850%-2.861%	6/6/2005 (1)	3,700	3,681
KFW International Finance Inc.	2.861%	6/8/2005 (1)	10,000	9,946
Oesterreich Kontrollbank	2.807%	5/2/2005	1,850	1,846
Oesterreich Kontrollbank	2.818%	5/18/2005	5,750	5,729
Old Line Funding Corp.	2.809%	4/27/2005 (1)	4,500	4,491
Old Line Funding Corp.	2.992%	6/20/2005 (1)	3,300	3,278
Park Avenue Receivable Corp.	2.815%	4/20/2005 (1)	3,900	3,894
Preferred Receivables Funding Co.	2.686%	4/5/2005 (1)	1,096	1,096
Preferred Receivables Funding Co.	2.904%	5/20/2005 (1)	2,000	1,992
Private Export Funding Corp.	2.741%	4/28/2005 (1)	345	344
Private Export Funding Corp.	2.839%	5/25/2005 (1)	9,500	9,460
Triple A One Funding Corp.	2.714%	4/1/2005 (1)	1,584	1,584
Triple A One Funding Corp.	2.686%	4/7/2005 (1)	4,000	3,998
Triple A One Funding Corp.	2.757%	4/12/2005 (1)	1,097	1,096
Triple A One Funding Corp.	2.834%	5/11/2005 (1)	1,700	1,695
Yorktown Capital LLC	2.685%	4/5/2005 (1)	3,822	3,821
Yorktown Capital LLC	2.606%	4/15/2005 (1)	3,000	2,997
Yorktown Capital LLC	2.807%	4/20/2005 (1)	1,261	1,259
Yorktown Capital LLC	2.816%	4/29/2005 (1)	3,330	3,323

				130,362

Foreign Banks (19.1%)
ABN-AMRO North America Finance Inc.	2.972%	6/21/2005	1,400	1,391
ANZ (Delaware) Inc.	2.718%	5/9/2005	5,000	4,986
ANZ (Delaware) Inc.	2.738%-2.747%	5/10/2005	8,275	8,251
ANZ (Delaware) Inc.	2.788%	5/18/2005	1,300	1,295
ANZ (Delaware) Inc.	2.942%	5/20/2005	2,000	1,992
Abbey National NA LLC	2.894%	5/23/2005	5,000	4,979
Barclays Bank PLC	3.020%	6/16/2005	900	894
CBA (Delaware) Finance Inc.	2.495%	4/4/2005	5,000	4,999
CBA (Delaware) Finance Inc.	2.526%	4/5/2005	2,000	1,999
CBA (Delaware) Finance Inc.	2.787%	4/26/2005	3,500	3,493
CBA (Delaware) Finance Inc.	2.931%	6/6/2005	3,200	3,183
CBA (Delaware) Finance Inc.	2.942%	6/14/2005	3,000	2,982
Danske Corp.	2.714%	4/1/2005	3,500	3,500
Danske Corp.	2.895%	5/19/2005	1,500	1,494
Danske Corp.	2.972%-2.991%	6/15/2005	11,700	11,628
Dexia Delaware LLC	2.688%	5/3/2005	3,000	2,993
Dexia Delaware LLC	2.798%	5/16/2005	2,000	1,993
European Investment Bank	2.676%	4/11/2005	10,000	9,993
European Investment Bank	2.851%	6/9/2005	4,000	3,978
HBOS Treasury Services PLC	2.853%	5/9/2005	1,000	997
HBOS Treasury Services PLC	2.748%-2.854%	5/10/2005	2,800	2,792
HBOS Treasury Services PLC	2.777%	5/11/2005	1,500	1,495
HBOS Treasury Services PLC	2.909%	5/31/2005	2,350	2,339
HBOS Treasury Services PLC	2.940%	6/2/2005	1,100	1,094
HBOS Treasury Services PLC	2.901%	6/7/2005	1,000	995
ING (U.S.) Funding LLC	2.658%-2.666%	4/27/2005	5,000	4,990
ING (U.S.) Funding LLC	2.859%	5/27/2005	5,000	4,978
ING (U.S.) Funding LLC	2.930%	6/6/2005	6,500	6,465
Lloyds Bank	2.788%	5/19/2005	4,000	3,985
Rabobank USA Financial Corp.	2.607%	4/18/2005	3,000	2,996
Rabobank USA Financial Corp.	2.797%	5/12/2005	4,000	3,987
Societe Generale N.A. Inc.	2.555%	4/5/2005	1,000	1,000
Svenska Handelsbanken, Inc.	2.501%	4/4/2005	4,000	3,999
Svenska Handelsbanken, Inc.	2.769%	5/18/2005	8,000	7,971
UBS Finance (Delaware), Inc.	2.536%	4/5/2005	4,500	4,499
UBS Finance (Delaware), Inc.	2.789%	4/28/2005	1,000	998
UBS Finance (Delaware), Inc.	2.859%	5/25/2005	2,800	2,788
UBS Finance (Delaware), Inc.	2.859%-2.954%	5/26/2005	4,300	4,281
UBS Finance (Delaware), Inc.	2.880%	6/1/2005	6,700	6,668
UBS Finance (Delaware), Inc.	2.982%	6/14/2005	2,000	1,988
Westpac Capital Corp.	2.531%	4/6/2005	6,000	5,998
Westpac Capital Corp.	2.637%	4/21/2005	2,000	1,997
Westpac Capital Corp.	2.697%-2.736%	5/4/2005	4,000	3,990
Westpac Captial Corp.	2.818%-2.847%	5/17/2005	2,100	2,092
Westpac Captial Corp.	2.866%	6/2/2005	2,000	1,990
Westpac Captial Corp.	2.969%	6/9/2005	900	895

				164,290

Foreign Industrial (2.7%)
Network Rail Finance PLC	2.675%	4/4/2005 (1)	1,500	1,500
Network Rail Finance PLC	2.565%	4/6/2005 (1)	8,500	8,497
Network Rail Finance PLC	2.572%	4/11/2005 (1)	5,000	4,996
Network Rail Finance PLC	2.810%	5/24/2005 (1)	4,250	4,233
Network Rail Finance PLC	2.861%	6/2/2005 (1)	2,000	1,990
Total Capital	2.675%	4/4/2005 (1)	2,255	2,255

				23,471

Industrial (2.8%)
Pfizer, Inc.	2.584%	4/12/2005 (1)	3,000	2,998
Pfizer, Inc.	2.777%	4/21/2005 (1)	2,000	1,997
Pfizer, Inc.	2.752%	5/6/2005 (1)	3,000	2,992
Pfizer, Inc.	2.842%	5/11/2005 (1)	12,500	12,461
Procter & Gamble	2.777%	4/19/2005 (1)	2,000	1,997
Wal-Mart Stores, Inc.	2.755%	4/12/2005 (1)	2,000	1,998

				24,443

Insurance (0.3%)
MetLife Funding Inc.	2.698%	5/2/2005	2,500	2,494

TOTAL COMMERCIAL PAPER
(Cost $367,261)				367,261

CERTIFICATES OF DEPOSIT (18.0%)

Certificates of Deposit--U.S. Banks (2.3%)
Wells Fargo Bank, NA	2.780%	4/29/2005	20,000	20,000

Yankee Certificates of Deposit--U.S. Branches (15.7%)
Bank of Montreal (Chicago Branch)	2.780%	4/25/2005	4,000	4,000
Bank of Montreal (Chicago Branch)	2.780%	4/27/2005	4,500	4,500
Bank of Montreal (Chicago Branch)	2.680%	5/2/2005	5,000	5,000
Bank of Montreal (Chicago Branch)	2.880%	6/9/2005	3,000	3,000
Barclays Bank PLC (New York Branch)	2.530%	4/5/2005	3,500	3,500
Calyon (New York Branch)	2.930%	6/1/2005	5,000	5,000
Canadian Imperial Bank of Commerce (New York Branch)	2.690%	4/25/2005	5,000	5,000
Canadian Imperial Bank of Commerce (New York Branch)	2.780%	4/25/2005	3,000	3,000
Dexia Bank (New York Branch)	2.670%	5/2/2005	5,000	5,000
Fortis Bank NV-SA (New York Branch)	2.775%	4/27/2005	10,000	10,000
Fortis Bank NV-SA (New York Branch)	2.660%	4/28/2005	3,000	3,000
Fortis Bank NV-SA (New York Branch)	2.760%	5/6/2005	1,500	1,500
HSH Nordbank AG (New York Branch)	2.500%	4/4/2005	3,500	3,500
HSH Nordbank AG (New York Branch)	2.870%	5/17/2005	8,000	8,000
HSH Nordbank AG (New York Branch)	2.870%	6/6/2005	5,000	5,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.720%	5/9/2005	8,000	8,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.885%	6/6/2005	8,000	8,000
Landesbank Hessen-Thueringen (New York Branch)	1.455%	5/6/2005	5,000	4,994
Lloyds Bank (New York Branch)	2.610%	4/21/2005	7,000	7,000
Rabobank Nederlanden (New York Branch)	2.950%	6/17/2005	14,000	14,000
Royal Bank of Scotland PLC (New York Branch)	2.820%	5/4/2005	10,000	10,000
Royal Bank of Scotland PLC (New York Branch)	2.890%	6/7/2005	9,000	9,000
Svenska Handelsbanken, AB (New York Branch)	2.600%	4/26/2005	5,000	4,999

				134,993

TOTAL CERTIFICATES OF DEPOSIT
(Cost $154,993)				154,993

EURODOLLAR CERTIFICATES OF DEPOSIT (18.0%)

ABN-AMRO Bank NV	2.620%	4/21/2005	5,000	5,000
ABN-AMRO Bank NV	2.690%	5/4/2005	6,000	6,000
ABN-AMRO Bank NV	2.740%	5/16/2005	4,000	4,000
BNP Paribas	2.580%	4/13/2005	3,000	3,000
BNP Paribas	2.640%	4/26/2005	5,000	5,000
BNP Paribas	2.790%	5/23/2005	5,000	5,000
BNP Paribas	2.810%	5/24/2005	8,000	8,000
Barclays Bank PLC	2.695%	5/3/2005	7,000	7,000
Barclays Bank PLC	2.730%	5/11/2005	6,000	6,000
Barclays Bank PLC	2.860%	6/1/2005	4,000	4,000
Bayerische Landesbank	2.860%	6/3/2005	10,000	10,000
Calyon	2.975%	6/20/2005	10,000	10,000
Deutsche Bank	2.780%	4/27/2005	5,000	5,000
Deutsche Bank	2.800%	5/11/2005	2,000	2,000
Deutsche Bank	2.835%	5/16/2005	10,000	10,000
HBOS Treasury Services PLC	2.910%	6/9/2005	7,000	7,000
HSBC Bank PLC	2.580%	4/14/2005	3,000	3,000
HSBC Bank PLC	2.630%	4/25/2005	4,000	4,000
HSBC Bank PLC	2.815%	5/24/2005	6,000	6,000
Landesbank Baden-Wuerttemberg	2.535%	4/7/2005	4,000	4,000
Landesbank Hessen-Thueringen	2.690%	5/4/2005	6,000	6,000
Lloyds TSB Bank PLC	2.710%	4/11/2005	10,000	10,000
Royal Bank of Scotland PLC	2.680%	5/4/2005	10,000	10,000
Societe Generale	2.720%	5/9/2005	4,000	4,000
Societe Generale	2.900%	6/10/2005	11,000	11,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $155,000)				155,000

OTHER NOTES (0.6%)

Bank of America, N.A. Bank Note
(Cost $5,000)	2.820%	5/9/2005	5,000	5,000

REPURCHASE AGREEMENTS (6.8%)

Barclay's Capital Inc.
(Dated 3/31/2005, Repurchase Value $18,659,000,
collateralized by Federal Home Loan Mortgage Corp.,
3.350%-4.110%%, 11/9/2007-2/16/2010)	2.850%	4/1/2005	18,658	18,658
Goldman Sachs & Co.
(Dated 3/31/2005, Repurchase Value $20,002,000,
collateralized by Federal Home Loan Mortgage Corp Discount Note.,
5/24/2005)	2.850%	4/1/2005	20,000	20,000
Morgan Stanley & Co. Inc.
(Dated 3/31/2005, Repurchase Value $20,002,000,
collateralized by Federal Home Loan Mortgage Corp.,
2.875%-6.625%%, 5/15/2007-9/15/2009)	2.850%	4/1/2005	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,658)				58,658

TOTAL INVESTMENTS (100.8%)
(Cost $866,959)				866,959

OTHER ASSETS AND LIABILITIES--NET (-0.8%)				(6,564)
NET ASSETS (100%)				$860,395

*Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
**The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

(1)Security exempt from registration under Section 4
(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2005, the aggregate value of these securities was $155,987,000, representing 18.1% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.